Contingencies (Details Textual) ₨ in Millions, $ in Millions, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended					60 Months Ended
	Nov. 30, 2019 INR (₨)	Sep. 30, 2019	Jun. 30, 2016 INR (₨)	Mar. 31, 2020 INR (₨) ₨ / a	Mar. 31, 2020 USD ($) ₨ / a	Mar. 31, 2020 MXN ($) ₨ / a	Mar. 31, 2019 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2013 INR (₨)	May 15, 2020 USD ($)	Jan. 31, 2020 INR (₨)	Dec. 31, 2019 INR (₨)	Jan. 18, 2018 INR (₨)	Jan. 18, 2018 USD ($)	Sep. 15, 2017 INR (₨)	Sep. 13, 2017 INR (₨)	Aug. 08, 2017 INR (₨)	Jul. 27, 2017 INR (₨)	Mar. 31, 2008 INR (₨)	Mar. 31, 2006 INR (₨)
Disclosure of contingent liabilities [line items]
Other provisions				₨ 3,854.0			₨ 4,218.0
Demand made by Indian Sales Tax Authorities to the company				319.0
VAT Provision Recorded				51.0
Security Deposit For Expansion On Turnover							1.00%
Provision For Cost Of Expansion							₨ 29.4
Payment Of Costs and Damages | $					$ 72
Recovery Of Security Deposit For Expansion On Turnover		0.50%
Corpus Fund For Remediation Fee On Turnover	0.50%
Deposit On Demand For Remediation Fee											₨ 60.0
Goods And Services Tax [Member]
Disclosure of contingent liabilities [line items]
Legal proceedings provision				26.0
Regulatory deferral account tax liability	₨ 337.0										₨ 337.0
Cardiovascular [Member]
Disclosure of contingent liabilities [line items]
Other provisions				268.0
Issued Notice Demanding Payment By NPPA																		₨ 776.0
Deposit Made On Demand																₨ 100.0
Bank Guarantee															₨ 676.0
Amount Directed to be Deposited by Court																	₨ 100.0
Bank Guarantee Directed by Delhi High Court to be Furnished															₨ 676.0
Income Tax Disallowances [Member]
Disclosure of contingent liabilities [line items]
Tax Impact of disallowed items				2,291.0
Transfer pricing adjustments [Member]
Disclosure of contingent liabilities [line items]
Tax Impact of disallowed items				686.0		$ 213
Profit On Disallowed Items				81.0		$ 25
Fuel Surcharge Adjustments [Member]
Disclosure of contingent liabilities [line items]
Potential liability recorded towards FSA charges				₨ 219.0
Total amount approved by APERC for collection regarding FSA charges									₨ 482.0
Payments under protest								₨ 354.0
Fuel and energy expense			₨ 55.0
Norfloxacin, India litigation [Member]
Disclosure of contingent liabilities [line items]
Amount discharged against Penalty																				₨ 77.0
Percentage of amount discharged against penalty				50.00%	50.00%	50.00%
Issued Notice Demanding Payment By NPPA																				₨ 285.0
Additional deposit amount against penalty																			₨ 30.0
Land pollution [Member]
Disclosure of contingent liabilities [line items]
Pollution compensation per acre fixed for dry land | ₨ / a				0.0013	0.0013	0.0013
Pollution compensation per acre fixed for wet land | ₨ / a				0.0017	0.0017	0.0017
Consumer Product Safety Commission [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Paid													₨ 319.0	$ 5
Securities Class Action Litigation [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Paid | $										$ 9
Glenmark Litigation [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Payable												₨ 50.0
Legal proceedings provision												₨ 50.0